Macroeconomic environment	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Macroeconomic environment
3.	Macroeconomic environment
Currently, multiple global uncertainties are existing.
The conflict between Russia and Ukraine and the Palestinian-Israeli conflict have resulted, and may further result, in significant disruption, instability and volatility in global markets, as well as higher energy and other commodity prices. Since the Company is not currently conducting any business or receiving any material services from vendors located in Russia, Ukraine or Israel, it does not expect that the ongoing conflicts will have a direct impact on its operations in the near term. However, the Company may be indirectly affected by price increases or certain policy changes, such as new tax legislation, economic sanctions and comparable measures. While the conflicts are currently not expected to have a direct impact on the Company, this may change in case of further expansion of the scale of the conflicts. In addition, other geopolitical instabilities might impact the Group in the future.
During the year ended December 31, 2023, Silicon Valley Bank and Credit Suisse, two large banks, as well as other smaller banks, were subject to liquidity problems. The Group does not hold deposits or securities with any of the affected banks. While the banking system remained stable overall, we will continue to closely monitor the situation
.